Financial liabilities - Disclosure of conditional advances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Conditional advances	€ 6,771	€ 6,783	€ 6,770
RNP VIR – Bpifrance
Disclosure of detailed information about borrowings [line items]
Conditional advances	4,232	4,171	4,103
CARENA – Bpifrance
Disclosure of detailed information about borrowings [line items]
Conditional advances	2,485	2,454	2,423
EBOLA – Bpifrance
Disclosure of detailed information about borrowings [line items]
Conditional advances	55	158	244
COVID-19 – Bpifrance
Disclosure of detailed information about borrowings [line items]
Conditional advances	€ 0	€ 0	€ 0